SHARE CAPITAL - Narrative (Details) - USD ($) $ in Millions				3 Months Ended				6 Months Ended
	Jun. 25, 2025	Feb. 24, 2025	May 03, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Class of Stock [Line Items]
BAM shares contributed								$ 3,535	$ 1,119
Class A Exchangeable Shares
Class of Stock [Line Items]
Repurchases (in shares)		64,656			64,656		0
Issuances (in shares)				41,636		0
Class C Shares
Class of Stock [Line Items]
Repurchases (in shares)					0		0
BAM shares contributed	$ 3,500
Issuances (in shares)	41,670,076		26,586,622	41,670,076		26,586,622